Cover	Mar. 16, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 16, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42392
Entity Registrant Name	MERLIN, INC.
Entity Central Index Key	0002028707
Entity Tax Identification Number	98-1797826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	129 South Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
City Area Code	857
Local Phone Number	201-3979
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	MRLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	INFLECTION POINT ACQUISITION CORP. IV
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1345 Avenue of the Americas, Fl 47
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	212)
Local Phone Number	984-3835